Related Party Transactions	12 Months Ended
Dec. 31, 2017
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Related Party Transactions

35. RELATED PARTY TRANSACTIONS

Balances and transactions within the Group had been eliminated upon consolidation. Details of transactions between the Group and other related parties were disclosed as follows:

a.	Related parties

In addition to those disclosed in Note 13 and NXP B.V. as a related party of the Group’s subsidiary, ASEN, over which NXP B.V. has significant influence, other related parties were as follows:

Related Parties	Relationship with the Corporation

ASE Cultural and Educational Foundation	Substantial related party
Fu Hwa Construction Co., Ltd.	Associate’s subsidiary

b.	The Company contributed each NT$100,000 thousand (US$3,374 thousand) to ASE Cultural and Educational Foundation during 2015, 2016 and 2017, respectively, for environmental charity in promoting the related domestic environmental protection and public service activities (Note 37).

c.	In 2016, the Company acquired patents and specific technology from DECA at NT$403,543 thousand, which was primarily based on independent professional appraisal reports. As of December 31, 2016 and 2017, NT$161,250 thousand and NT$93,000 thousand (US$3,138 thousand), respectively, has not been paid and was accrued under the line item of other payables and other non-current liabilities.

d.	The Company contracted with Fu Hwa Construction Co., Ltd. to construct a female employee dormitory on current leased land. Total consideration was primarily based on independent professional appraisal reports. During 2015 and 2016, the employee dormitory has been capitalized for NT$504,600 thousand and NT$875,000 thousand, respectively. The female employee dormitory has been completely constructed in 2016. As of December 31, 2016, NT$228,500 thousand has not been paid and was accrued under the line item of other payables, which was fully repaid in March 2017.

e.	In February 2016, USIE repurchased 1,801 thousand shares of USIE’s outstanding ordinary shares from the Group’s key management personnel with approximately NT$1,130,650 thousand.

f.	Compensation to key management personnel

	For the Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$	US$ (Note 4)

Short-term employee benefits	$812,002	$790,460	$860,631	$29,036
Post-employment benefits	3,944	4,790	2,858	97
Share-based payments	17,937	11,547	-	-

	$833,883	$806,797	$863,489	$29,133

The compensation to the Company’s key management personnel is determined according to personal performance and market trends.